                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: October 31, 2006

                                                       Estimated average burden
                                                       hours per response: 5.0
                                                       -------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number  811-2352
                                  -----------------------------------------

                        Hatteras Income Securities, Inc.
    ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           One Bank of America Plaza
                                 NC1-002-12-01
                                  Charlotte NC                28255
    ----------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                           Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
    ----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  704-388-9174
                                                   -----------------------

Date of fiscal year end:  December 31, 2004
                        ---------------------------

Date of reporting period:  June 30, 2004
                         --------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                         (HATTERAS INCOME SECURITIES, INC. LOGO)

                                                               SEMIANNUAL REPORT
                                                                 TO SHAREHOLDERS

                                                                   JUNE 30, 2004

GUIDELINES AND INFORMATION ABOUT HOW HATTERAS INCOME SECURITIES, INC. VOTED PROXIES FOR SECURITIES IT HELD DURING THE 12-MONTH PERIOD ENDED JUNE 30, 2004 ARE AVAILABLE WITHOUT CHARGE AT WWW.NATIONSFUNDS.COM AND AT WWW.SEC.GOV OR BY CALLING 1-800-982-2271.

       NOT FDIC-INSURED                 MAY LOSE VALUE                 NO BANK GUARANTEE

SHARES OF THE COMPANY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. OR ANY OF ITS AFFILIATES. THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY DOES NOT INSURE SUCH SHARES. AN INVESTMENT IN THE COMPANY INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

AFFILIATES OF BANK OF AMERICA PROVIDE INVESTMENT ADVISORY AND OTHER SERVICES TO THE COMPANY, FOR WHICH THEY ARE COMPENSATED.

HATTERAS INCOME SECURITIES, INC.

DEAR SHAREHOLDER,

We are pleased to present the Hatteras Income Securities, Inc. (the "Company") semiannual report to shareholders for the six-month period ended June 30, 2004.

INVESTMENT OBJECTIVE

The Company is a closed-end investment company registered under the Investment Company Act of 1940, as amended, and its shares are traded on the New York Stock Exchange under the symbol HAT. The Company's investment objective is to seek as high a level of current income as is consistent with prudent investment risk.

PORTFOLIO PERFORMANCE*

For the six months ending June 30, 2004, the Company distributed net investment income of $0.39 per share. The June monthly dividend rate was $0.065 per share, which equates to an annualized yield of 6.28%, based upon the closing market price of $12.43 per share on June 30, 2004.

The net asset value of the Company's shares on June 30, 2004 was $14.49 per share. The Company's total return for the six months was 0.81% based on its net asset value at the end of the period.

MARKET ENVIRONMENT

The past six months have been difficult for investors. As the economy entered a post-recovery phase, interest rates and energy prices were uppermost in investors' minds. In June, the Federal Reserve Board raised its target fed funds rate 25 basis points to 1.25%, finally putting an end to speculation about when the inevitable rise in interest rates might begin.

Although the Fed's action was widely anticipated, capital markets experienced considerable volatility. After registering substantial gains in 2003 and early 2004, equity valuations reflected more modest expectations consistent with decelerating economic growth in a rising rate environment. Fixed income investors were wary of taking on duration risk and, with the exception of the high yield segment, bond markets struggled. Year-to-date, the S&P 500(1) returned 3.44%, while the Lehman Brothers U.S. Aggregate Index(2) advanced a mere 0.15%.

During the period, anticipation of Fed tightening and continued growth in the U.S. economy kept the yield curve unusually steep. As Treasury yields moved higher across the spectrum of maturities, the difference in yield between the 3-month bill and the bellwether 10-year note exceeded 350 basis points at times. Improving credit quality caused spreads on corporate bonds over Treasuries to remain tight. Year-to-date, high yield bonds continued to outperform investment grade corporate bonds. High quality spread sectors generally performed well versus duration equivalent Treasuries. Returns for agency issues, on the other hand, were muted and most agency sectors underperformed the market.

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

(2) Lehman Brothers U.S. Aggregate Index, an unmanaged index, includes U.S. government agency and U.S. Treasury securities, corporate bonds, asset-, mortgage- and commercial mortgage-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

* THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OF FUTURE RESULTS.

MARKET OUTLOOK

The economy rarely moves in a straight line and we will likely continue to see periods of faster and slower activity. Oil prices have become a significant risk. Nevertheless, the underlying trends remain positive. Productivity trends are strong, monetary policy remains accommodative, companies will have the tax benefit of accelerated depreciation for the rest of this year, and the dollar remains competitive.

At this juncture, policymakers appear to believe that continued economic gains and moderate inflation should allow for a process of gradual interest-rate increases in quarter point increments over the coming months. We continued to believe that yields on 10-year U.S. Treasury notes will end 2004 at about 5.00%, as investors trust that the Federal Reserve is acting to preserve the controlled inflation it has worked so hard to achieve.

We thank you for your continued support.

Sincerely,


-s- William P. Carmichael                      -s- Keith T. Banks
William P. Carmichael                          Keith T. Banks
Chairman of the Board of Directors             President and Chief Executive Officer
Hatteras Income Securities, Inc.               Hatteras Income Securities, Inc.

June 30, 2004

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS                          JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- 54.5%
             AEROSPACE AND DEFENSE -- 0.3%
$    7,000   Boeing Company,
               5.125% 02/15/13...........................................  A3        A     $      6,911
     7,000   General Dynamics Corporation,
               4.500% 08/15/10...........................................  A2        A            6,967
    32,000   Goodrich (BF) Corporation,
               7.625% 12/15/12...........................................  Baa3      BBB-        36,012
    75,000   Northrop Grumman Corporation,
               7.125% 02/15/11...........................................  Baa3      BBB         84,283
    45,000   Raytheon Company,
               5.375% 04/01/13...........................................  Baa3      BBB-        44,873
                                                                                           ------------
                                                                                                179,046
                                                                                           ------------
             AUTOMOTIVE -- 1.2%
   143,000   DaimlerChrysler NA Holdings Corporation,
               4.050% 06/04/08#..........................................  A3        BBB        140,215
   175,000   Ford Motor Company,
               7.450% 07/16/31#..........................................  Baa1      BBB-       166,814
             General Motors Acceptance Corporation:
    87,000     6.150% 04/05/07...........................................  A3        BBB         90,854
    57,000     6.875% 09/15/11...........................................  A3        BBB         58,442
    72,000     8.000% 11/01/31...........................................  A3        BBB         73,770
    37,000   General Motors Corporation,
               8.250% 07/15/23...........................................  Baa1      BBB         38,748
                                                                                           ------------
                                                                                                568,843
                                                                                           ------------
             BEVERAGES -- 0.4%
    59,000   Anheuser-Busch Companies, Inc.,
               5.950% 01/15/33...........................................  A1        A+          58,678
   125,000   Cadbury Schweppes plc,
               5.125% 10/01/13@..........................................  Baa2      BBB        122,072
                                                                                           ------------
                                                                                                180,750
                                                                                           ------------
             BROADCASTING AND CABLE -- 1.7%
             Clear Channel Communications, Inc.:
    37,000     6.000% 11/01/06...........................................  Baa3      BBB-        38,839
    38,000     5.000% 03/15/12...........................................  Baa3      BBB-        36,971
    45,000   Comcast Cable Communications, Inc.,
               7.125% 06/15/13...........................................  Baa3      BBB         49,188
             Cox Communications Inc.:
    70,000     7.750% 11/01/10...........................................  Baa2      BBB         79,350
    43,000     5.500% 10/01/15...........................................  Baa2      BBB         41,358
    25,000   Cox Enterprises, Inc.,
               4.375% 05/01/08@..........................................  Baa1      BBB         24,911

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             BROADCASTING AND CABLE -- (CONTINUED)
$  136,000   Liberty Media Corporation,
               3.500% 09/25/06...........................................  Baa3      BBB-  $    135,753
    40,000   Tele-Communications, Inc.,
               9.875% 06/15/22...........................................  Baa3      BBB         52,686
    45,000   The Walt Disney Company, MTN,
               5.500% 12/29/06...........................................  Baa1      BBB+        47,046
    31,000   Time Warner Entertainment, LP,
               7.250% 09/01/08...........................................  Baa1      BBB+        34,084
             Time Warner Inc.:
    22,000     8.110% 08/15/06...........................................  Baa1      BBB+        23,990
    45,000     9.125% 01/15/13...........................................  Baa1      BBB+        54,859
   116,000     7.625% 04/15/31#..........................................  Baa1      BBB+       125,528
             Viacom Inc.:
    39,000     5.625% 05/01/07...........................................  A3        A-          40,965
    22,000     6.625% 05/15/11...........................................  A3        A-          23,936
    15,000     7.875% 07/30/30...........................................  A3        A-          17,762
                                                                                           ------------
                                                                                                827,226
                                                                                           ------------
             BUILDING MATERIALS -- 0.6%
   199,000   Juno Lighting, Inc.,
               11.875% 07/01/09#.........................................  B3        B-         210,816
    87,000   Louisiana-Pacific Corporation,
               8.500% 8/15/05............................................  Ba1       BBB-        91,785
                                                                                           ------------
                                                                                                302,601
                                                                                           ------------
             CHEMICALS -- BASIC -- 2.3%
   400,000   Hanna (MA) Company,
               6.520% 02/23/10#..........................................  B3        BB-        337,000
             Lyondell Chemical Company, Series B:
   193,000     9.875% 05/01/07#..........................................  B1        B+         201,685
   500,000     10.875% 05/01/09#.........................................  B3        B-         522,500
             The Dow Chemical Company:
    25,000     6.125% 02/01/11...........................................  A3        A-          26,449
    37,000     7.375% 11/01/29...........................................  A3        A-          40,259
                                                                                           ------------
                                                                                              1,127,893
                                                                                           ------------
             CHEMICALS -- SPECIALTY -- 0.4%
             Eastman Chemical Company:
    24,000     3.250% 06/15/08...........................................  Baa2      BBB         22,970
    52,000     6.300% 11/15/18...........................................  Baa2      BBB         52,485
    11,000   Monsanto Company,
               4.000% 05/15/08...........................................  Baa1      A-          10,882

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             CHEMICALS -- SPECIALTY -- (CONTINUED)
             Praxair, Inc.:
$   34,000     4.750% 07/15/07...........................................  A3        A-    $     34,972
    51,000     6.500% 03/01/08...........................................  A3        A-          55,577
                                                                                           ------------
                                                                                                176,886
                                                                                           ------------
             COMMERCIAL BANKING -- 5.0%
    80,000   Amsouth Bank N.A.,
               4.850% 04/01/13...........................................  A2        A-          77,150
   220,000   Bank One Corporation,
               6.000% 08/01/08#..........................................  Aa3       A+         234,390
    54,000   Capital One Bank,
               5.000% 06/15/09...........................................  Baa2      BBB-        54,155
   135,000   Chase Manhattan Corporation,
               7.250% 06/01/07#..........................................  A1        A          148,210
             Citigroup Inc.:
   210,000     7.250% 10/01/10#..........................................  Aa2       A+         236,503
    57,000     6.000% 02/21/12...........................................  Aa1       AA-         60,435
    38,000   City National Corporation,
               5.125% 02/15/13...........................................  A3        BBB         36,897
   141,000   First Union National Bank,
               5.800% 12/01/08...........................................  Aa3       A          149,200
    82,000   Golden West Financial Corporation,
               4.750% 10/01/12...........................................  A1        A+          79,586
    45,000   Key Bank N.A.,
               7.000% 02/01/11...........................................  A2        A-          49,470
    88,000   Mellon Funding Corporation,
               6.700% 03/01/08...........................................  A2        A           97,047
   139,000   National City Bank,
               4.625% 05/01/13...........................................  A1        A          130,827
   157,000   PNC Funding Corporation,
               5.750% 08/01/06...........................................  A2        A-         164,988
   101,000   Popular North America Inc., MTN, Series E,
               6.125% 10/15/06...........................................  A3        BBB+       106,518
    49,000   Regions Financial Corporation,
               7.750% 09/15/24...........................................  A2        A-          57,585
    30,000   SouthTrust Bank NA,
               4.750% 03/01/13...........................................  A2        A-          28,878
    44,000   The Bank of New York Company, Inc., MTN, Series E,
               3.900% 09/01/07...........................................  Aa3       A+          44,408
   150,000   Union Planters Corporation,
               4.375% 12/01/10...........................................  A2        A          145,292
    84,000   U.S. Bank NA,
               2.850% 11/15/06...........................................  Aa2       AA-         83,870

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKING -- (CONTINUED)
$  130,000   U.S. Bank NA, Minnesota,
               6.375% 08/01/11...........................................  Aa3       A+    $    140,434
             Washington Mutual Inc.:
    40,000     2.400% 11/03/05...........................................  A3        A-          39,722
   125,000     5.625% 01/15/07...........................................  A3        A-         130,766
   134,000     4.625% 04/01/14...........................................  Baa1      BBB+       122,212
                                                                                           ------------
                                                                                              2,418,543
                                                                                           ------------
             COMMERCIAL SERVICES -- 0.8%
   270,000   Coinmach Corporation,
               9.000% 02/01/10#..........................................  B2        B-         270,675
   121,000   Waste Management, Inc.,
               7.375% 08/01/10...........................................  Baa3      BBB        135,947
                                                                                           ------------
                                                                                                406,622
                                                                                           ------------
             COMPUTERS AND OFFICE EQUIPMENT -- 0.6%
   128,000   Hewlett-Packard Company,
               5.750% 12/15/06#..........................................  A3        A-         134,921
             International Business Machines Corporation:
    67,000     4.875% 10/01/06...........................................  A1        A+          69,501
    49,000     6.500% 01/15/28...........................................  A1        A+          51,683
    13,000     5.875% 11/29/32...........................................  A1        A+          12,658
                                                                                           ------------
                                                                                                268,763
                                                                                           ------------
             COMPUTER SERVICES -- 0.1%
    37,000   SunGard Data Systems Inc.,
               4.875% 01/15/14...........................................  Baa2      BBB+        35,118
                                                                                           ------------
             CONSTRUCTION -- 1.8%
   548,000   Atrium Companies, Inc.,
               10.500% 05/01/09#.........................................  B3        B-         574,030
   204,000   Ryland Group, Inc.,
               8.000% 08/15/06...........................................  Ba1       BBB-       219,555
    67,000   Toll Brothers, Inc.,
               4.950% 03/15/14@..........................................  Baa3      BBB-        61,973
                                                                                           ------------
                                                                                                855,558
                                                                                           ------------
             CONSUMER CREDIT AND MORTGAGES -- 0.9%
   143,000   American Express Company,
               4.750% 06/17/09#..........................................  A1        A+         144,978
    28,000   American Express Credit Corporation,
               5.500% 09/12/06...........................................  A1        A+          29,313
    42,000   American General Finance Corporation, MTN, Series H,
               2.750% 06/15/08...........................................  A1        A+          39,691

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             CONSUMER CREDIT AND MORTGAGES -- (CONTINUED)
$  198,000   Countrywide Home Loans, Inc., MTN, Series J,
               5.500% 08/01/06#..........................................  A3        A     $    206,345
                                                                                           ------------
                                                                                                420,327
                                                                                           ------------
             DEPARTMENT AND DISCOUNT STORES -- 1.2%
   227,000   J.C. Penney Company, Inc.,
               8.250% 08/15/22#..........................................  Ba3       BB+        236,080
    10,000   Kohl's Corporation,
               6.000% 01/15/33...........................................  A3        A-           9,592
             Target Corporation:
    63,000     5.400% 10/01/08...........................................  A2        A+          66,018
    43,000     5.375% 06/15/09...........................................  A2        A+          44,821
    49,000     5.875% 03/01/12...........................................  A2        A+          51,799
             Wal-Mart Stores, Inc.:
   116,000     4.375% 07/12/07...........................................  Aa2       AA         118,594
    53,000     4.550% 05/01/13...........................................  Aa2       AA          51,062
                                                                                           ------------
                                                                                                577,966
                                                                                           ------------
             DIVERSIFIED ELECTRONICS -- 0.2%
   121,000   First Data Corporation,
               4.700% 08/01/13...........................................  A1        A+         116,683
                                                                                           ------------
             DIVERSIFIED MANUFACTURING -- 0.1%
    40,000   Fortune Brands, Inc.,
               2.875% 12/01/06...........................................  A2        A           39,578
                                                                                           ------------
             ELECTRIC POWER -- NON NUCLEAR -- 4.6%
   240,000   AES Corporation,
               8.500% 11/01/07#..........................................  B3        B-         246,000
    35,000   Appalachian Power Company, Series G,
               3.600% 05/15/08...........................................  Baa2      BBB         34,125
 1,000,000   Calpine Corporation,
               8.750% 07/15/13@#.........................................  N/A       B          820,000
    88,000   Cinergy Corporation,
               6.250% 09/01/04...........................................  Baa2      BBB         88,593
   295,000   CMS Energy Corporation,
               7.000% 01/15/05#..........................................  B3        B+         296,475
    77,000   Consolidated Edison Company of New York,
               4.700% 06/15/09...........................................  A1        A           78,017
    69,000   Consolidated Edison Company of New York, Series 2000-C,
               6.625% 12/15/05...........................................  A1        A           72,708
    41,000   Dominion Resources, Inc.,
               5.000% 03/15/13...........................................  Baa1      BBB+        39,167

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             ELECTRIC POWER -- NON NUCLEAR -- (CONTINUED)
$   11,000   New York State Electric & Gas Corporation,
               5.750% 05/01/23...........................................  Baa2      BBB   $     10,241
    14,000   Ohio Edison Company,
               4.000% 05/01/08...........................................  Baa2      BB+         13,694
             Pacific Gas & Electric Company:
    21,000     4.200% 03/01/11...........................................  Baa2      BBB         19,996
    30,000     6.050% 03/01/34...........................................  Baa2      BBB         28,217
    99,000   Pepco Holdings, Inc.,
               3.750% 02/15/06...........................................  Baa2      BBB         99,477
   138,000   Progress Energy, Inc.,
               6.050% 04/15/07...........................................  Baa2      BBB-       145,484
    26,000   PSE&G Power LLC,
               5.500% 12/01/15...........................................  Baa1      BBB         24,839
    35,000   Public Service Electric and Gas Company, MTN, Series C,
               4.000% 11/01/08...........................................  A3        A-          34,576
   132,000   TXU Energy Company,
               7.000% 03/15/13...........................................  Baa2      BBB        143,742
    47,000   Westar Energy, Inc.,
               7.875% 05/01/07...........................................  Ba1       BBB-        51,735
                                                                                           ------------
                                                                                              2,247,086
                                                                                           ------------
             ELECTRIC POWER -- NUCLEAR -- 0.8%
    93,000   American Electric Power Company, Inc.,
               5.250% 06/01/15...........................................  Baa3      BBB         89,216
    67,000   CenterPoint Energy Resources Corporation, Series B,
               7.875% 04/01/13...........................................  Ba1       BBB         74,967
    23,000   Duquesne Light Company, Series D,
               6.700% 04/15/12...........................................  Baa1      BBB+        25,109
    30,000   FirstEnergy Corporation, Series C,
               7.375% 11/15/31...........................................  Baa3      BB+         31,268
    53,000   First Energy Corporation, Series B,
               6.450% 11/15/11...........................................  Baa3      BB+         54,948
             Southern California Edison Company:
    36,000     5.000% 01/15/14...........................................  Baa2      BBB         35,024
    24,000     6.000% 01/15/34...........................................  Baa2      BBB         22,996
    41,000   Southern Power Company,
               6.250% 07/15/12...........................................  Baa1      BBB+        43,062
                                                                                           ------------
                                                                                                376,590
                                                                                           ------------
             FINANCE -- MISCELLANEOUS -- 8.0%
    79,000   Associates Corporation of North America,
               6.950% 11/01/18...........................................  Aa1       AA-         87,364
    53,000   CIT Group Inc.,
               7.375% 04/02/07...........................................  A2        A           57,984

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             FINANCE -- MISCELLANEOUS -- (CONTINUED)
             Household Finance Corporation:
$   74,000     7.200% 07/15/06...........................................  A1        A     $     79,557
    91,000     5.875% 02/01/09...........................................  A1        A           96,062
    38,000     6.375% 11/27/12...........................................  A1        A           40,291
    43,000     7.350% 11/27/32...........................................  A1        A           48,558
             International Lease Finance Corporation:
    33,000     4.500% 05/01/08...........................................  A1        AA-         33,540
   146,000     3.500% 04/01/09#..........................................  A1        AA-        138,830
   225,445   Midland Funding II, Series A,
               11.750% 07/23/05#.........................................  Ba3       BB-        233,335
             National Rural Utilities Cooperative Finance Corporation:
    49,000     3.250% 10/01/07...........................................  A1        A+          48,033
    56,000     5.750% 08/28/09...........................................  A2        A           59,106
    46,000     8.000% 03/01/32...........................................  A2        A           56,781
 3,000,000   TRAC-X N.A.,
               8.000% 03/25/09@..........................................  B3        N/A      2,910,000
                                                                                           ------------
                                                                                              3,889,441
                                                                                           ------------
             FOOD AND DRUG STORES -- 0.4%
             Fred Meyer, Inc.:
    26,000     7.375% 03/01/05...........................................  Baa2      BBB         26,821
   121,000     7.450% 03/01/08#..........................................  Baa2      BBB        134,271
             The Kroger Company:
    14,000     6.800% 04/01/11...........................................  Baa2      BBB         15,255
    16,000     6.750% 04/15/12...........................................  Baa2      BBB         17,333
                                                                                           ------------
                                                                                                193,680
                                                                                           ------------
             FOOD PRODUCTS -- 1.8%
   500,000   Seminis Vegetable Seeds Inc.,
               10.250% 10/01/13..........................................  B3        B-         543,750
   296,000   United Agri Products,
               8.250% 12/15/11@..........................................  B3        B-         330,040
                                                                                           ------------
                                                                                                873,790
                                                                                           ------------
             HEALTH SERVICES -- 0.4%
    10,000   Cardinal Health Inc.,
               6.750% 02/15/11...........................................  A3        A           11,030
             Wellpoint Health Networks Inc.:
   105,000     6.375% 06/15/06...........................................  Baa1      A-         111,323
    47,000     6.375% 01/15/12...........................................  Baa1      A-          50,301
                                                                                           ------------
                                                                                                172,654
                                                                                           ------------
             HEAVY MACHINERY -- 1.1%
   209,000   AGCO Corporation,
               9.500% 05/01/08#..........................................  Ba3       BB-        227,810

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             HEAVY MACHINERY -- (CONTINUED)
$  139,000   Caterpillar Financial Services Corporation,
               4.500% 06/15/09#..........................................  A2        A     $    139,607
    66,000   Caterpillar Financial Services Corporation, MTN, Series F,
               2.350% 09/15/06...........................................  A2        A           64,694
    86,000   John Deere Capital Corporation, MTN, Series D,
               3.125% 12/15/05...........................................  A3        A-          86,320
                                                                                           ------------
                                                                                                518,431
                                                                                           ------------
             HOUSEHOLD PRODUCTS -- 0.1%
    42,000   Procter & Gamble Company,
               4.750% 06/15/07...........................................  Aa3       AA-         43,524
                                                                                           ------------
             HOUSING AND FURNISHING -- 0.4%
   174,000   Toll Corporation,
               8.000% 05/01/09...........................................  Ba2       BB+        179,220
                                                                                           ------------
             INSURANCE -- 0.9%
    20,000   Marsh & McLennan Companies, Inc.,
               5.875% 08/01/33...........................................  A2        AA-         18,821
             Metlife, Inc.:
    21,000     5.375% 12/15/12...........................................  A2        A           21,178
    39,000     6.500% 12/15/32...........................................  A2        A           39,945
    16,000   Nationwide Financial Services, Inc., Class A,
               5.900% 07/01/12...........................................  A3        A-          16,629
    88,000   Principal Life Global,
               6.250% 02/15/12@..........................................  Aa3       AA          93,988
    29,000   Progressive Corporation,
               6.250% 12/01/32...........................................  A1        A+          28,921
   133,000   Prudential Funding LLC, MTN,
               6.600% 05/15/08@..........................................  A2        A+         145,038
             The Hartford Financial Service Group, Inc.:
    30,000     2.375% 06/01/06...........................................  A3        A-          29,513
    23,000     4.625% 07/15/13...........................................  A3        A-          21,754
    25,000   Unitrin, Inc.,
               4.875% 11/01/10...........................................  A3        BBB+        24,815
                                                                                           ------------
                                                                                                440,602
                                                                                           ------------
             INTEGRATED OIL -- 0.7%
             Conoco Funding Company:
    70,000     5.450% 10/15/06...........................................  A3        A-          73,271
    96,000     6.350% 10/15/11#..........................................  A3        A-         104,454

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             INTEGRATED OIL -- (CONTINUED)
$  133,000   USX Corporation,
               6.650% 02/01/06...........................................  Baa1      BBB+  $    140,547
                                                                                           ------------
                                                                                                318,272
                                                                                           ------------
             INVESTMENT SERVICES -- 2.8%
             Bear Stearns Companies Inc.:
   156,000     5.700% 01/15/07#..........................................  A1        A          164,094
    10,000     4.500% 10/28/10...........................................  A1        A            9,804
             Credit Suisse First Boston, USA Inc.:
    16,000     5.875% 08/01/06...........................................  Aa3       A+          16,823
    68,000     6.125% 11/15/11...........................................  Aa3       A+          71,572
             Goldman Sachs and Group, Inc.:
    21,000     4.125% 01/15/08...........................................  Aa3       A+          21,064
    98,000     6.875% 01/15/11...........................................  Aa3       A+         107,582
   117,000     6.600% 01/15/12...........................................  Aa3       A+         125,902
    11,000     5.700% 09/01/12...........................................  Aa3       A+          11,158
             Lehman Brothers Holdings Inc.:
   130,000     4.000% 01/22/08...........................................  A1        A          129,739
    76,000     7.000% 02/01/08...........................................  A1        A           83,287
    29,000     7.875% 08/15/10...........................................  A1        A           33,688
             Merrill Lynch & Company, Inc., MTN, Series B:
    60,000     2.070% 06/12/06...........................................  Aa3       A+          59,369
    54,000     3.700% 04/21/08...........................................  Aa3       A+          53,159
             Merrill Lynch & Company, Inc.,
   100,000     6.000% 02/17/09...........................................  Aa3       A+         106,299
             Morgan Stanley:
   160,000     6.750% 04/15/11...........................................  Aa3       A+         175,339
    96,000     6.600% 04/01/12...........................................  Aa3       A+         103,350
    16,000     5.300% 03/01/13...........................................  Aa3       A+          15,745
    51,000   Salomon Smith Barney Holdings Inc.,
               6.500% 02/15/08...........................................  Aa1       AA-         55,351
                                                                                           ------------
                                                                                              1,343,325
                                                                                           ------------
             LODGING AND RECREATION -- 1.5%
   286,000   HMH Properties, Inc.,
               7.875% 08/01/08#..........................................  Ba3       B+         293,150
   398,000   Horseshoe Gaming Holding Corporation, Series B,
               8.625% 05/15/09#..........................................  B2        BB+        414,915
                                                                                           ------------
                                                                                                708,065
                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             MEDICAL DEVICES AND SUPPLIES -- 0.2%
             Bristol-Myers Squibb Company:
$   37,000     4.750% 10/01/06...........................................  A1        AA-   $     38,120
    36,000     5.250% 08/15/13(+)........................................  A1        AA-         35,818
                                                                                           ------------
                                                                                                 73,938
                                                                                           ------------
             METALS AND MINING -- 1.9%
    67,000   Alcoa Inc.,
               7.375% 08/01/10...........................................  A2        A-          76,064
   102,000   Compass Minerals International, Inc.,
               0.000% due 06/01/13, 12.000% beginning 06/01/08@..........  B         B-          77,520
   500,000   IMCO Recycling, Inc.,
               10.375% 10/15/10#.........................................  B3        B-         540,000
   231,000   Ryerson Tull, Inc.,
               9.125% 07/15/06...........................................  Ba1       B          241,395
                                                                                           ------------
                                                                                                934,979
                                                                                           ------------
             NATURAL GAS DISTRIBUTION -- 0.2%
    72,000   NiSource Finance Corporation,
               5.400% 07/15/14...........................................  Baa3      BBB         69,971
    34,000   Southern California Gas Company, Series H,
               5.450% 04/15/18...........................................  A1        A+          33,298
                                                                                           ------------
                                                                                                103,269
                                                                                           ------------
             NATURAL GAS PIPELINES -- 1.3%
    70,000   Consolidated Natural Gas Company, Series B,
               5.375% 11/01/06...........................................  A3        BBB+        72,848
    94,000   Duke Capital LLC,
               4.370% 03/01/09...........................................  Baa3      BBB-        91,335
   265,000   El Paso CGP Company,
               7.750% 06/15/10#..........................................  Caa1      CCC+       239,163
   147,000   Kinder Morgan Inc.,
               6.650% 03/01/05#..........................................  Baa2      BBB        151,084
    82,000   Teppco Partners, L.P.,
               7.625% 02/15/12...........................................  Baa3      BBB         91,628
                                                                                           ------------
                                                                                                646,058
                                                                                           ------------
             OIL REFINING AND MARKETING -- 1.0%
   203,000   Evergreen Resources, Inc.,
               5.875% 03/15/12@#.........................................  Ba3       BB-        205,030
   150,000   Tesoro Petroleum Corporation, Series B,
               9.000% 07/01/08...........................................  B3        B          154,500
    58,000   Valero Energy Corporation,
               6.875% 04/15/12...........................................  Baa3      BBB         63,068
                                                                                           ------------
                                                                                                422,598
                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             OILFIELD SERVICES -- 1.1%
$  136,000   Devon Energy Corporation,
               7.950% 04/15/32#..........................................  Baa2      BBB   $    157,092
   235,000   Key Energy Services, Inc.
               5.000% 09/15/04#..........................................  B3        B          234,119
   113,000   XTO Energy, Inc.,
               7.500% 04/15/12...........................................  Baa3      BBB-       127,505
                                                                                           ------------
                                                                                                518,716
                                                                                           ------------
             PACKAGING AND CONTAINERS -- 1.0%
   500,000   Constar International Inc.,
               11.000% 12/01/12#.........................................  Caa1      B          467,500
                                                                                           ------------
             PAPER AND FOREST PRODUCTS -- 2.4%
    46,000   Champion International Corporation,
               7.350% 11/01/25...........................................  Baa2      BBB         49,035
             International Paper Company:
    50,000     4.250% 01/15/09...........................................  Baa2      BBB         49,152
    40,000     5.850% 10/30/12...........................................  Baa2      BBB         40,627
             MeadWestvaco Corporation:
    34,000     6.850% 04/01/12...........................................  Baa2      BBB         36,472
    60,000     8.200% 01/15/30...........................................  Baa2      BBB         68,038
 1,000,000   Scotia Pacific Company LLC, Series B,
               7.110% 01/20/14...........................................  A3        A          950,000
                                                                                           ------------
                                                                                              1,193,324
                                                                                           ------------
             PUBLISHING AND ADVERTISING -- 0.5%
    48,000   Gannett Company, Inc.,
               6.375% 04/01/12...........................................  A2        A           52,399
    45,000   Knight-Ridder, Inc.,
               7.125% 06/01/11...........................................  A2        A           50,602
             News America Holdings, Inc.:
     3,000     9.250% 02/01/13...........................................  Baa3      BBB-         3,764
    93,000     8.150% 10/17/36...........................................  Baa3      BBB-       111,423
     6,000   News America, Inc.,
               6.550% 03/15/33...........................................  Baa3      BBB-         6,069
    10,000   R.R. Donnelley & Sons Company,
               4.950% 04/01/14@..........................................  Baa1      A-           9,523
                                                                                           ------------
                                                                                                233,780
                                                                                           ------------
             RAILROADS, TRUCKING AND SHIPPING -- 0.2%
    79,000   Burlington Northern Santa Fe Corporation,
               6.750% 07/15/11...........................................  Baa2      BBB+        86,874
                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             REAL ESTATE -- 0.3%
             EOP Operating LP:
$   64,000     7.000% 07/15/11...........................................  Baa1      BBB+  $     69,755
    87,000     4.750% 03/15/14...........................................  Baa1      BBB+        80,155
    11,000   ERP Operating LP,
               5.200% 04/01/13...........................................  Baa1      BBB+        10,752
                                                                                           ------------
                                                                                                160,662
                                                                                           ------------
             REAL ESTATE INVESTMENT TRUST (REITS) -- 0.6%
   115,000   Camden Property Trust,
               5.375% 12/15/13...........................................  Baa2      BBB        110,910
    75,000   Health Care Property Investors, Inc.,
               6.450% 06/25/12...........................................  Baa2      BBB+        80,396
   113,000   Simon Property Group LP,
               3.750% 01/30/09@..........................................  Baa2      BBB        108,481
                                                                                           ------------
                                                                                                299,787
                                                                                           ------------
             TELECOMMUNICATION SERVICES -- 3.3%
             AT&T Corporation:
    16,000     7.300% 11/15/11...........................................  Baa2      BBB         16,428
    11,000     8.000% 11/15/31...........................................  Baa2      BBB         10,737
             AT&T Wireless Services Inc.:
    26,000     8.125% 05/01/12...........................................  Baa2      BBB         30,060
    25,000     8.750% 03/01/31...........................................  Baa2      BBB         30,479
             Bellsouth Telecommunications, Inc.:
    79,000     5.000% 10/15/06...........................................  A1        A+          81,832
    25,000     6.375% 06/01/28...........................................  Aa3       A+          24,729
             Citizens Communications Company:
    20,000     9.250% 05/15/11...........................................  Baa3      BBB         20,904
    10,000     9.000% 08/15/31...........................................  Baa3      BBB          9,642
   481,000   Nextel Communications,
               9.375% 11/15/09#..........................................  B2        BB         514,069
             SBC Communications Inc.:
    98,000     5.750% 05/02/06...........................................  A1        A+         102,548
    45,000     6.250% 03/15/11...........................................  A1        A+          47,880
             Sprint Capital Corporation:
    15,000     6.125% 11/15/08...........................................  Baa3      BBB-        15,767
   110,000     8.375% 03/15/12...........................................  Baa3      BBB-       126,426
    81,000     8.750% 03/15/32...........................................  Baa3      BBB-        94,388
   150,000   Time Warner Telecommunications LLC,
               9.750% 07/15/08...........................................  B3        CCC+       140,250
     7,000   Verizon Global Funding Corporation,
               7.750% 12/01/30...........................................  A2        A+           7,862
   120,000   Verizon New England Inc.,
               6.500% 09/15/11...........................................  Aa3       A+         127,865

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES -- (CONTINUED)
$  186,000   Verizon Pennsylvania Inc., Series A,
               5.650% 11/15/11...........................................  Aa3       A+    $    188,700
                                                                                           ------------
                                                                                              1,590,566
                                                                                           ------------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $26,993,469)........................................................    26,539,134
                                                                                           ------------
             FOREIGN BONDS AND NOTES -- 4.5%
             BROADCASTING AND CABLE -- 0.0%+
    11,000   Rogers Cable Inc.,
               6.250% 06/15/13...........................................  Ba2       BBB-        10,356
                                                                                           ------------
             BUILDING MATERIALS -- 0.1%
    49,000   Hanson Overseas BV,
               6.750% 09/15/05...........................................  Baa1      BBB+        51,227
                                                                                           ------------
             CHEMICALS -- SPECIALTY -- 0.9%
   400,000   Methanex Corporation,
               7.750% 08/15/05#..........................................  Ba1       BBB-       417,000
    14,000   Potash Corporation of Saskatchewan Inc.,
               4.875% 03/01/13...........................................  Baa2      BBB+        13,415
                                                                                           ------------
                                                                                                430,415
                                                                                           ------------
             COMMERCIAL BANKING -- 0.1%
    74,000   Scotland International Finance BV,
               4.250% 05/23/13@..........................................  Aa3       AA-         68,218
                                                                                           ------------
             ELECTRIC POWER -- NON NUCLEAR -- 0.1%
    37,000   TransAlta Corporation,
               5.750% 12/15/13...........................................  Baa2      BBB-        36,635
                                                                                           ------------
             FOOD PRODUCTS -- 0.4%
   156,000   Unilever Capital Corporation,
               7.125% 11/01/10...........................................  A1        A+         176,480
                                                                                           ------------
             INTEGRATED OIL -- 0.6%
    85,000   BP Capital Markets plc,
               2.750% 12/29/06...........................................  Aa1       AA+         83,918
             PEMEX Project Funding Master Trust:
    43,000     7.375% 12/15/14...........................................  Baa1      BBB-        43,860
   120,000     8.625% 02/01/22#..........................................  Baa1      BBB-       124,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             INTEGRATED OIL -- (CONTINUED)
$   23,000   Suncor Energy, Inc.,
               5.950% 12/01/34...........................................  A3        A-    $     22,234
                                                                                           ------------
                                                                                                274,812
                                                                                           ------------
             METALS AND MINING -- 0.4%
             Alcan Inc.:
    30,000     6.450% 03/15/11...........................................  Baa1      A-          32,442
    28,000     7.250% 03/15/31...........................................  Baa1      A-          31,178
    32,000   BHP Finance USA Ltd.,
               4.800% 04/15/13...........................................  A2        A+          31,111
    46,000   Codelco Inc.,
               5.500% 10/15/13@..........................................  A2        A           45,675
    24,000   Placer Dome, Inc.,
               6.450% 10/15/35...........................................  Baa2      BBB+        23,573
    31,000   Rio Tinto Finance USA Ltd.,
               2.625% 09/30/08...........................................  Aa3       A+          29,079
                                                                                           ------------
                                                                                                193,058
                                                                                           ------------
             PUBLISHING AND ADVERTISING -- 0.1%
    68,000   Thomson Corporation,
               5.250% 08/15/13...........................................  A3        A-          67,574
                                                                                           ------------
             RAILROADS, TRUCKING AND SHIPPING -- 0.2%
    67,000   Canadian National Railway Company,
               6.900% 07/15/28...........................................  Baa1      BBB+        72,518
                                                                                           ------------
             TELECOMMUNICATION SERVICES -- 1.6%
             British Telecommunications plc:
    34,000     8.125% 12/15/10...........................................  Baa1      A-          39,706
    16,000     8.625% 12/15/30...........................................  Baa1      A-          19,739
             Deutsche Telekom International Finance BV:
   139,000     5.250% 07/22/13#..........................................  Baa2      BBB+       135,321
    77,000     8.750% 06/15/30...........................................  Baa2      BBB+        93,719
    67,000   France Telecom SA,
               8.500% 03/01/31...........................................  Baa2      BBB+        84,086
             Telecom Italia Capital:
   115,000     5.250% 11/15/13@..........................................  Baa2      BBB+       111,302
    63,000     6.375% 11/15/33@..........................................  Baa2      BBB+        60,817
    77,000   Telefonos de Mexico SA de CV,
               4.500% 11/19/08...........................................  A3        BBB-        74,748

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES -- (CONTINUED)
$  160,000   Telus Corporation,
               7.500% 06/01/07...........................................  Baa3      BBB   $    174,261
                                                                                           ------------
                                                                                                793,699
                                                                                           ------------
             TOTAL FOREIGN BONDS AND NOTES
               (Cost $2,046,768).........................................................     2,174,991
                                                                                           ------------
             MORTGAGE-BACKED SECURITIES -- 7.2%
             COMMERCIAL MORTGAGE BACKED OBLIGATIONS (CMO) CERTIFICATES -- 1.5%
   244,000   Bear Stearns Commercial Mortgage Securitization,
               Series 2003-T12, Class A4,
               4.680% 08/13/39#..........................................................       234,085
   532,000   Morgan Stanley Capital I,
               Series 2003-IQ6, Class A4,
               4.970% 12/15/41#..........................................................       517,867
                                                                                           ------------
                                                                                                751,952
                                                                                           ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES -- 1.2%
     6,564     9.250% 08/01/08...........................................................         7,114
     5,945     6.500% 05/15/29...........................................................         5,941
   531,562     6.500% 11/01/32#..........................................................       554,464
                                                                                           ------------
                                                                                                567,519
                                                                                           ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES -- 3.7%
    66,572     9.250% 09/01/10...........................................................        74,989
   274,302     6.000% 09/01/16...........................................................       286,137
 1,341,297     6.500% 01/01/33#..........................................................     1,397,625
    61,934     6.500% 05/01/33...........................................................        64,535
                                                                                           ------------
                                                                                              1,823,286
                                                                                           ------------
             FINANCE -- MISCELLANEOUS -- 0.5%
   236,000   Qwest Bank Loan Tranche (Merrill Lynch),
               6.500% 06/30/07 (c)(d)....................................................       244,703
                                                                                           ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES -- 0.3%
     4,804     9.500% 07/15/09...........................................................         5,414
   108,423     8.000% 09/15/24...........................................................       118,533
                                                                                           ------------
                                                                                                123,947
                                                                                           ------------
             TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $3,262,368).........................................................     3,511,407
                                                                                           ------------
             SOVEREIGN GOVERNMENT BONDS AND NOTES -- 2.7%
    88,000   Hellenic Republic,
               6.950% 03/04/08...........................................  A1        A+          96,882
   123,000   Province of Quebec,
               7.500% 09/15/29...........................................  A1        A+         148,742

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             SOVEREIGN GOVERNMENT BONDS AND NOTES -- (CONTINUED)
$   81,000   Region of Lombardy,
               5.804% 10/25/32...........................................  Aa1       AA    $     79,339
    30,000   Republic of Chile,
               5.500% 01/15/13...........................................  Baa1      A           30,078
    86,000   Republic of China,
               4.750% 10/29/13...........................................  A2        BBB+        82,023
             Republic of Italy:
    77,000     2.750% 12/15/06...........................................  NR        AA          75,882
   152,000     6.000% 02/22/11...........................................  Aa2       NR         163,499
    64,000     6.875% 09/27/23...........................................  Aa2       AA          72,352
    36,000   Republic of Korea,
               8.875% 04/15/08...........................................  A3        A-          41,770
   122,000   Republic of Poland,
               5.250% 01/15/14...........................................  A2        BBB+       118,950
    62,000   Republic of South Africa,
               6.500% 06/02/14...........................................  Baa2      BBB         62,620
             United Mexican States:
   145,000     8.375% 01/14/11...........................................  Baa2      BBB-       163,850
    64,000     6.375% 01/16/13...........................................  Baa2      BBB-        63,872
   138,000     7.500% 04/08/33...........................................  Baa2      BBB-       133,584
                                                                                           ------------
             TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
               (Cost $1,322,940).........................................................     1,333,443
                                                                                           ------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 26.5%
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 22.4%
 3,768,000     5.000% 03/01/18 (a).......................................................     3,771,533
 3,460,000     5.000% 05/10/34 (a).......................................................     3,341,063
 1,771,000     5.500% 05/10/34 (a).......................................................     1,762,145
 1,959,000     6.500% 06/08/34 (a).......................................................     2,039,198
                                                                                           ------------
                                                                                             10,913,939
                                                                                           ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 4.1%
 2,005,000     5.500% 12/16/33 (a).......................................................     2,001,241
                                                                                           ------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $12,745,643)........................................................    12,915,180
                                                                                           ------------
             U.S. TREASURY OBLIGATIONS -- 2.7%
             U.S. TREASURY NOTES -- 2.7%
   100,000     4.750% 05/15/14...........................................................       101,043
   910,000     6.250% 08/15/23...........................................................     1,007,683
   200,000     5.375% 02/15/31...........................................................       201,711
                                                                                           ------------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $1,299,643).........................................................     1,310,437
                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2004 (UNAUDITED)

                                                                                              MARKET
  SHARES                                                                                      VALUE
-------------------------------------------------------------------------------------------------------
             WARRANTS -- 0.0%+
               (Cost $0)
       301   Solutia Inc.,
               Expires 07/15/09(b)=......................................................  $        -++
                                                                                           ------------
PRINCIPAL
  AMOUNT
----------
             SHORT TERM INVESTMENTS -- 27.4%
             COMMERCIAL PAPER -- 27.4%
$1,500,000   CitiGroup Inc.,
               Discount note 07/09/04....................................................     1,499,513
 1,360,000   Gemini Securitization Corporation,
               Discount note 07/01/04....................................................     1,359,943
 1,500,000   Hannover Funding Company LLC,
               Discount note 07/07/04@...................................................     1,499,621
 1,500,000   New Jersey Natural Gas,
               Discount note 07/01/04....................................................     1,499,954
 1,633,000   Prudential,
               Discount note 07/15/04....................................................     1,632,231
 1,500,000   Sydney Capital Corporation,
               Discount note 07/12/04@...................................................     1,499,385
             Three Pillars Funding:
 1,359,000     Discount note 07/01/04....................................................     1,358,944
 1,500,000     Discount note 07/12/04@...................................................     1,499,385
 1,500,000   Yorkshire,
               Discount note 07/08/04....................................................     1,499,573
                                                                                           ------------
             TOTAL SHORT TERM INVESTMENTS
               (Cost $13,348,549)........................................................    13,348,549
                                                                                           ------------
             TOTAL INVESTMENTS
               (Cost $61,019,380*)................................................  125.5%   61,133,141
                                                                                           ------------
             OTHER ASSETS AND LIABILITIES (NET)................................... (25.5)%  (12,407,443)
                                                                                           ------------
             NET ASSETS...........................................................  100.0% $ 48,725,698
                                                                                           ============

---------------

 * Federal income tax information (see Note 4).
 @ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 # All or a portion of security segregated as collateral for TBA.
(a)TBA -- Securities purchased on a forward commitment basis.
(b)Fair valued security.
(c)Loan participation agreement. Participation interests were acquired through the financial institution indicated parenthetically.
(d)Restricted and illiquid security.
 + Amount represents less than 0.1%.
++ Amount represents less than $1.
 = Non-income producing security.

ABBREVIATIONS:

MTN -- Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities Inc.

  STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)


June 30, 2004

ASSETS:
Investments, at cost........................................    $61,019,380
                                                                -----------
Investments, at value.......................................     61,133,141
Cash........................................................            387
Receivable for investment securities sold...................      1,143,015
Interest receivable.........................................        621,830
                                                                -----------
    Total assets............................................     62,898,373
                                                                ===========
LIABILITIES:
Investment advisory fee payable.............................         20,898
Payable for investment securities purchased.................     14,102,063
Accrued expenses and other liabilities......................         49,714
                                                                -----------
    Total liabilities.......................................     14,172,675
                                                                ===========
NET ASSETS..................................................    $48,725,698
                                                                ===========
NET ASSETS CONSIST OF:
Distributions in excess of net investment income............    $  (482,481)
Accumulated net realized gain/(loss) on investments.........     (3,693,888)
Net unrealized appreciation on investments..................        113,761
Capital stock -- $1.00 par value (shares authorized
  5,000,000)................................................      3,363,512
Paid-in capital.............................................     49,424,794
                                                                -----------
NET ASSETS..................................................    $48,725,698
                                                                ===========
Shares of common stock outstanding..........................      3,363,512
                                                                -----------
Net asset value per share...................................    $     14.49
                                                                ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

Hatteras Income Securities, Inc.

  STATEMENT OF OPERATIONS (UNAUDITED)


For the six months ended June 30, 2004

INVESTMENT INCOME:
Interest....................................................    $ 1,251,948
                                                                -----------
EXPENSES:
Investment advisory fee.....................................        128,814
Transfer agent fees.........................................         13,947
Legal and audit fees........................................         40,352
Printing expense............................................         23,099
Directors' fees and expenses................................         13,888
Custodian fees..............................................          8,506
Other.......................................................         13,635
                                                                -----------
    Total expenses..........................................        242,241
Fees reduced by credits allowed by the custodian............           (798)
                                                                -----------
    Net expenses............................................        241,443
                                                                -----------
NET INVESTMENT INCOME.......................................      1,010,505
                                                                -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................        223,723
Net change in unrealized appreciation/(depreciation) of
  investments...............................................     (1,006,492)
                                                                -----------
Net realized and unrealized gain/(loss) on investments......       (782,769)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $   227,736
                                                                ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF CHANGES IN NET ASSETS


                                                                SIX MONTHS
                                                                  ENDED
                                                                 06/30/04          YEAR ENDED
                                                               (UNAUDITED)          12/31/03
                                                              ---------------------------------
Net investment income.......................................  $    1,010,505     $    1,869,612
Net realized gain/(loss) on investments.....................         223,723            566,231
Net change in unrealized appreciation/(depreciation) of
  investments...............................................      (1,006,492)           461,192
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................         227,736          2,897,035
Distributions to shareholders from net investment income....      (1,311,784)        (2,474,304)
Distributions from return of capital........................              --           (149,263)
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................      (1,084,048)           273,468
                                                              --------------     --------------
NET ASSETS:
Beginning of period.........................................      49,809,746         49,536,278
                                                              --------------     --------------
End of period...............................................  $   48,725,698     $   49,809,746
                                                              ==============     ==============
Distributions in excess of net investment income at end of
  period....................................................  $     (482,481)    $     (181,202)
                                                              ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

Hatteras Income Securities, Inc.

  FINANCIAL HIGHLIGHTS


Selected data for each share of capital stock outstanding throughout each period:

                                   SIX MONTHS
                                     ENDED              YEAR             YEAR            YEAR           YEAR          YEAR
                                    06/30/04            ENDED            ENDED           ENDED         ENDED         ENDED
                                 (UNAUDITED)(A)      12/31/03(A)      12/31/02(A)      12/31/01*      12/31/00      12/31/99
                                 -------------------------------------------------------------------------------------------
OPERATING PERFORMANCE:
Net asset value, beginning
  of period................         $ 14.81            $ 14.73          $ 14.74         $ 14.78       $ 14.65       $ 16.14
Income from investment
  operations:
Net investment income......            0.30               0.56             0.74            0.92          0.92          1.10
Net realized and unrealized
  gain/(loss) on
  investments..............           (0.23)              0.30             0.21            0.06          0.29         (1.47)
                                    -------            -------          -------         -------       -------       -------
Net increase/(decrease) in
  net assets resulting from
  investment operations....            0.07               0.86             0.95            0.98          1.21         (0.37)
Distributions:
Dividends from net
  investment income........           (0.39)             (0.74)           (0.94)          (1.02)        (1.06)        (1.12)
Dividends from return of
  capital..................              --              (0.04)           (0.02)             --         (0.02)           --
                                    -------            -------          -------         -------       -------       -------
Total distributions........           (0.39)             (0.78)           (0.96)          (1.02)        (1.08)        (1.12)
                                    -------            -------          -------         -------       -------       -------
Net asset value, end of
  period...................         $ 14.49            $ 14.81          $ 14.73         $ 14.74       $ 14.78       $ 14.65
                                    =======            =======          =======         =======       =======       =======
Market value, end of
  period...................         $12.430            $13.270          $13.670         $13.840       $13.310       $11.875
                                    =======            =======          =======         =======       =======       =======
Total return++.............           (3.48)%             2.83%            5.77%          11.84%        21.94%       (14.70)%
RATIOS TO AVERAGE NET
  ASSETS/ SUPPLEMENTAL
  DATA:
Net assets, end of period
  (000)....................         $48,726            $49,810          $49,536         $49,573       $49,697       $49,289
Ratio of operating expenses
  to average net assets....            0.98%+             1.00%            1.00%           1.00%         0.96%         0.90%
Ratio of operating expenses
  to average net assets
  without fees reduced by
  credits allowed by the
  custodian................            0.99%+#            1.00%#           1.00%#          1.01%         1.08%         0.91%
Ratio of net investment
  income to average net
  assets...................            4.11%+             3.76%            5.06%           6.16%         6.39%         7.21%
Portfolio turnover rate....          208.28%            420.00%          534.20%         336.26%       159.26%        60.28%

---------------
 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and is based on market value at period end.

 * As required, effective January 1, 2001, the Company has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.12, decrease net realized and unrealized gains and losses per share by $0.12, and increase the ratio of net investment income to average net assets from 5.38% to 6.16%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

 # The effect of the custodial expense offset (see Note 2) on the operating expense ratio was less than 0.01%.

(a)Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


Hatteras Income Securities, Inc. (the "Company") is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Company's investment objective is to seek as high a level of current income as is consistent with prudent investment risk.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

Securities valuation: Securities traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using broker quotations or on the basis of prices provided by pricing services. Certain debt security prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Company enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Dollar rolls: The Company may enter into dollar rolls in which the Company sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Company forgoes principal and interest paid on the securities. The Company's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale

Hatteras Income Securities, Inc.

transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. The Company had dollar rolls outstanding as of June 30, 2004, which are included in Payable for investment securities purchased on its Statement of assets and liabilities. At the time the Company enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments.

Dividends and distributions to shareholders: It is the Company's policy to declare and pay distributions from net investment income monthly to shareholders. The Company expects that all or a portion of net capital gains, if any, will be distributed to shareholders annually. Dividends and distributions to shareholders are recorded on ex-dividend date. The Company may elect to retain net long-term gains and pay corporate income tax thereon, which will result in federal tax consequences to shareholders. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: The Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

2.  INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Company has entered into an investment advisory agreement with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Company. Pursuant to the investment advisory agreement, the Company pays BACAP an annual fee equal to the sum of (i) 0.45% per annum of the first $75,000,000 of the average weekly net assets and at a reduced rate for net assets in excess of that amount, and (ii) 1.5% of the Company's gross income. The fee is computed and accrued weekly and paid monthly. The agreement provides that if certain recurring expenses, including the advisory and management fee, exceed 1.5% of the first $30,000,000 in average net assets annually and 1.0% of average net assets in excess thereof (or pro-rata portion for any fraction of the year), the investment advisory fee will be reduced by the amount by which such expenses exceed the limitation. There was no reduction in the fee for the six months ended June 30, 2004.

The Bank of New York ("BNY") serves as the custodian of the Company's assets. For the six months ended June 30, 2004, expenses of the Company were reduced by $798 under expense offset arrangements with BNY. The Company could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Mellon Investor Services LLC ("Mellon") serves as the transfer agent and dividend disbursing agent for the Company.

No officer, director or employee of Bank of America or BACAP, or any affiliate thereof, receives any compensation from the Company for serving as a Director or Officer of the Company.

Hatteras Income Securities, Inc.

3.  PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of securities (excluding short term securities) are summarized as follows:

                                                                PURCHASES          SALES
                                                              ------------------------------
Corporate Bonds.............................................  $ 89,029,801     $ 90,905,156
U.S. Government and Agencies (Long-Term)....................    14,628,513       14,599,113
Foreign Bonds...............................................       248,187        1,216,922
                                                              ------------     ------------
    Total...................................................  $103,906,501     $106,721,191
                                                              ============     ============

4.  INCOME TAXES

Information on the tax components of capital at June 30, 2004 is as follows:

Cost of investments for tax purposes........................  $61,019,380
Gross tax unrealized appreciation...........................      742,183
Gross tax unrealized depreciation...........................     (628,422)
Net tax unrealized appreciation/ (depreciation) on
  investments...............................................      113,761

At December 31, 2003, approximately $3,911,078 was available to offset future capital gains of which $75,218 expires in 2005, $1,308,654 expires in 2007, $2,369,385 expires in 2008 and $157,821 expires in 2011. Management does not plan to distribute to shareholders any future net realized gains on investments until the capital loss carryforwards are used or expired.

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2003, the Company has elected to defer losses of $1,430 under these rules.

5.  CONTINGENCIES AND OTHER EVENTS

The events described below have not directly impacted the Company or had any material, adverse effect on its financial position or results of operations.

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds including certain open-end funds in the Nations Funds family ("Funds"). Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to determine the extent of any "late trading" or improper "market timing" activity in any of the

Hatteras Income Securities, Inc.

Funds and to determine the extent of any losses suffered by the Funds from such activity and/or the amount of any disgorgement that should be made. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds, issues that because of their nature, do not implicate exchange-traded closed-end funds, such as the Company. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million, and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, could have a positive effect, but in no case will they have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Hatteras Income Securities, Inc.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") is now an indirect wholly-owned subsidiary of Bank of America Corporation. The SEC and NYAG filed proceedings against CMA on February 24, 2004 alleging that it had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC.

If CMA is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA prohibiting it from engaging in certain conduct, CMA, or any company that is an affiliated person of CMA could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP is now an affiliated person of CMA and, therefore, under these circumstances, could be barred from serving as an investment adviser for any registered investment company, including the Company. If CMA is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP would seek exemptive relief from the SEC to permit it to continue serving as the investment adviser of the Company.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards (members of which also serve on the Board of the Company) and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

This litigation is not expected to have any material, adverse effect on the Company's financial position or results of operations.

Hatteras Income Securities, Inc.

  DIVIDEND REINVESTMENT PLAN


DIVIDEND REINVESTMENT PLAN

The Company's Dividend Reinvestment Plan (the "Plan") offers an automatic way to reinvest dividends and capital gains distributions in shares of the Company.

PARTICIPATION

Shareholders of record will receive their dividends in cash unless they have otherwise instructed Mellon (the "Plan Agent"), acting as agent for each participant in the Plan, in writing. Such a notice must be received by the Plan Agent not less than 5 business days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions.

Shareholders who do not participate in the Plan will receive all distributions by check mailed directly to the shareholder by Mellon, as dividend paying agent. For federal income tax purposes, dividends are treated as income or capital gains, regardless of whether they are received in cash or reinvested in additional shares.

Participants may terminate their participation in the Plan by written notice to the Plan Agent. If the written notice is received at least 5 business days before the record day of any distribution, it will be effective immediately. If such notice is received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution.

PRICING OF DIVIDENDS AND DISTRIBUTIONS

Whenever the Company's Board of Directors declares a dividend or other distribution payable in cash or, at the option of the Plan Agent, in shares of capital stock issued by the Company, the Plan Agent will elect on behalf of the participants to receive the dividend in authorized but unissued shares of capital stock if the net asset value per share (as determined by the investment adviser of the Company as of the close of business on the record date for the dividend or distribution) is equal to or less than 95% of the closing market price per share of the capital stock of the Company on the New York Stock Exchange (the "Exchange") on such record date plus estimated brokerage commissions. The number of such authorized but unissued shares to be credited to a participant's account will be determined as of the close of business on the record date for the dividend, by valuing such shares at the greater of the net asset value per share or 95% of the market price per share. The Plan Agent will credit each participant's account with the number of shares corresponding in value, as determined under the foregoing formula, to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is equal to or less than the closing market price per share of the capital stock of the Company on the Exchange on such record date plus estimated brokerage commissions but exceeds 95% of such closing market price plus estimated brokerage commissions, the Plan Agent may elect on behalf of all participants (i) to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided, and will credit each participant's

Hatteras Income Securities, Inc.

account with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan or (ii) to receive the dividend in authorized but unissued shares of capital stock, in which case the Plan Agent will credit each participant's account with the number of shares corresponding in value (determined by valuing such shares at the greater of the net asset value per share or 95% of the market price per share, in each case as of the close of business on the record date for the dividend or distribution) to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is higher than the closing market price per share of the capital stock on the Exchange plus estimated brokerage commissions on such record date, the Plan Agent will elect to take the dividend in cash and as soon as practicable, consistent with obtaining the best price and execution, the Plan Agent will proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided. Each participant's account will be credited with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan. Under such circumstances, in anticipation of receipt of a dividend in cash, the Plan Agent may purchase shares in the open market during the period between the record date and the payable date for the dividend or distribution. The Plan has been amended to specifically authorize such anticipatory purchases.

NO SERVICE FEE TO REINVEST

There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's fees for the handling of the reinvestment of dividends and capital gains distributions will be paid by the Company. There will be no brokerage commissions with respect to shares issued directly by the Company as a result of dividends or capital gains distributions payable either in stock or in cash. However, participants will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of any dividends or capital gains distributions payable only in cash.

PLAN AGENT ADDRESS AND TELEPHONE NUMBER

You may obtain more detailed information by requesting a copy of the Plan from the Plan Agent. All correspondence (including notifications) should be directed to: Mellon Investor Services, LLC, Agent for Hatteras Income Securities, Inc., Dividend Reinvestment Department, P.O. Box 3315, South Hackensack, New Jersey 07606, 1.800.851.9677.

ITEM 2.  CODE OF ETHICS.

         Not Applicable to this semi-annual filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable to this semi-annual filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable for this semi-annual filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not Applicable to this semi-annual filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not Applicable to this semi-annual filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

               Neither the Registrant, nor any "affiliated purchaser" as defined in Rule 10b-18(a)(3) of the Exchange Act, has made any purchase of Registrant's equity securities in the period covered by this report.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

               The following material changes have been made to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

               The Governance Committee of the Registrant's Board of Directors considers candidates submitted by shareholders or from other sources as it deems appropriate. The Governance Committee shall be solely responsible for the selection and recommendation of candidates to its Board. Any recommendation should be submitted to Hatteras Income Securities, Inc., c/o the Secretary, One Bank of America Plaza, 33rd Floor, Charlotte, NC 28255. Any submission should include at a minimum the following information as to each individual proposed for election or re-election as director: i) the name, age, business address, residence address and principal occupation or employment of such individual; ii) the class, series and number of shares of stock of the Registrant that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition; iii) whether such stockholder believes such individual is, or is not, an "interested" person of the Registrant (as defined in the 1940 Act), and is, or is not, "independent" (as defined is defined by the NYSE) along with information regarding such individual that is sufficient, in the discretion of the Governance Committee, to make such determination; and iv) all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934, and the rules thereunder (including such individual's written consent to being named in the proxy statement as a nominee and to serving as a director (if elected)). In the case of the Registrant holding a meeting of shareholders, any such submission in order to be considered for inclusion in the Registrant's proxy statement, should be submitted by a date not later than the 120th calendar day before the anniversary of the date of the Registrant's proxy statement used in connection with the Registrant's previous year's annual meeting or, if the Registrant has changed the meeting date by more than 30 days or if no meeting was held the previous year, within a reasonable time before the Registrant begins to print and mail its proxy statement. Any such submission must also be submitted by such date and contain such information as may be specified in the Registrant's By-laws, or as required by any relevant stock exchange listing standards.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
                  15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 11.  EXHIBITS.

          EX-99.CERT
               A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

          EX-99.906CERT
               Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hatteras Income Securities, Inc.
            ---------------------------------------------------
By:  /s/ Keith T. Banks
     Keith T. Banks
     President and Chief Executive Officer

Date:  September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Keith T. Banks
     Keith T. Banks
     President and Chief Executive Officer

Date:  September 8, 2004

By:  /s/ Gerald Murphy
     Gerald Murphy
     Treasurer and Chief Financial Officer

Date:  September 8, 2004

* Print the name and title of each signing officer under his or her signature.